Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Interest received	£ 40,975	£ 17,194	£ 18,748
Interest paid	28,709	8,063	9,577
Dividends received	31	20	37
Balances with banks and other regulatory authorities	£ 3,457	£ 4,750	£ 3,392